Employee Compensation - Pension and Other Employee Future Benefits	12 Months Ended
Oct. 31, 2020
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Employee Compensation - Pension and Other Employee Future Benefits

Note 21: Employee Compensation – Pension and Other Employee Future Benefits
Pension and Other Employee Future Benefit Plans
We sponsor a number of arrangements globally that provide pension and other employee future benefits to our retired and current employees. The largest of these arrangements, by defined benefit obligation, are the primary defined benefit pension plans for employees in Canada and the United States and the primary other employee future benefit plan for employees in Canada.
Pension arrangements include defined benefit pension plans, as well as supplementary arrangements that provide pension benefits in excess of statutory limits. Generally, under these plans we provide retirement benefits based on an employee’s years of service and average annual earnings over a period of time prior to retirement. Our pension and other employee future benefit expenses, recorded in employee compensation expense, mainly comprise the current service cost plus or minus the interest on net defined benefit assets or liabilities. In addition, we provide defined contribution pension plans to employees in some of our subsidiaries. The costs of these plans, recorded in employee compensation expense, are equal to our contributions to the plans.
During the year ended October 31, 2018, we announced changes to our other employee future benefit plan for Canadian employees that will become mandatory for new retirees beginning January 1, 2021. Plan changes include an increase in the service requirement for eligibility and flexible benefits with employer premium caps. In 2018, we recorded a $277 million benefit from the remeasurement of the benefit liability in non-interest
expense, employee compensation, in our Consolidated Statement of Income.
Effective December 31, 2020, the primary defined benefit pension plan for employees in Canada will be closed to new employees hired after that date. Employees hired effective January 1, 2021 and onwards will be eligible to participate in a defined contribution pension plan after a six-month waiting period.
We also provide other employee future benefits, including health and dental care benefits and life insurance, for eligible current and retired employees.
Short-term employee benefits, such as salaries, paid absences, bonuses and other benefits, are accounted for on an accrual basis over the period in which the employees provide the related services.
Investment Policy
The defined benefit pension plans are administered under a defined governance structure, with oversight resting with the Board of Directors.
The plans are managed under a framework that considers both assets and liabilities in the development of an investment policy and in managing risk. Over the past several years, we have implemented a liability-driven investment strategy for the primary Canadian plan to enhance risk-adjusted returns while reducing the plan’s surplus volatility. This strategy has reduced the impact of the plan on our regulatory capital.
The plans invest in asset classes that include equities, fixed income and alternative strategies, under established investment guidelines. Plan assets are diversified across asset classes and by geographic exposure. They are managed by asset management firms that are responsible for the selection of investment securities. Derivative instruments are permitted under policy guidelines and are generally used to hedge foreign currency exposures, manage interest rate exposures or replicate the return of an asset.

Asset Allocations
The asset allocation ranges and weighted-average actual asset allocations of our primary pension plans, based on fair market values at October 31,

are as follows:

Pension benefit plans
	Target range 2020	Actual 2020	Actual 2019
Equities	20% – 45%	30%	32%
Fixed income investments	35% – 60%	47%	51%
Alternative strategies	15% – 45%	23%	17%
Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis.
Risk Management
The defined benefit pension plans are exposed to various risks, including market risk (interest rate, equity and foreign currency risks), credit risk, operational risk, surplus risk and longevity risk. We follow a number of approaches to monitor and actively manage these risks, including:
•	monitoring surplus-at-risk, which measures a plan’s risk in an asset-liability framework;
•	stress testing and scenario analyses to evaluate the volatility of the plans’ financial positions and any potential impact on the bank;
•	hedging of currency exposures and interest rate risk within policy limits;
•	controls related to asset mix allocations, geographic allocations, portfolio duration, credit quality of debt securities, sector guidelines, issuer/counterparty limits and others; and
•	ongoing monitoring of exposures, performance and risk levels.
Pension and Other Employee Future Benefit Liabilities
Our actuaries perform valuations of our defined benefit obligations for pension and other employee future benefits as at October 31 of each year using the projected unit credit method based on management’s assumptions about discount rates, rates of compensation increase, retirement age, mortality and health care cost trend rates.
The discount rates for the primary Canadian and U.S. pension and other employee future benefit plans were selected based on the yields of high-quality AA rated corporate bonds with terms matching the plans’ cash flows.
The fair value of plan assets is deducted from the defined benefit obligation to determine the net defined benefit asset or liability. For defined benefit pension plans that are in a net defined benefit asset position, the recognized asset is limited to the present value of economic benefits available in the form of future refunds from the plan or reductions in future contributions to the plan (the “asset ceiling”). Changes in the asset ceiling are recognized in other comprehensive income. Components of the change in our net defined benefit assets or liabilities and our pension and other employee future benefit expense
s
 are as follows:
Current service cost
represents benefits earned in the current year. The cost is determined with reference to the current workforce and the amount of benefits to which employees will be entitled upon retirement, based on the provisions of our benefit plans.
Interest on net defined benefit asset or liability
represents the increase in the net defined benefit asset or liability that results from the passage of time and is determined by applying the discount rate to the net defined benefit asset or liability.
Actuarial gains and losses
may arise in two ways. First, each year our actuaries recalculate the defined benefit obligations and compare them to those estimated as at the previous year end. Any differences that result from changes in demographic and economic assumptions or from plan member experience being different from management’s expectations at the previous year end are considered actuarial gains or losses. Second, actuarial gains and losses arise when there are differences between the discount rate and actual returns on plan assets. Actuarial gains and losses are recognized immediately in other comprehensive income as they occur and are not subsequently reclassified to income in future periods.
Plan amendments
are changes in our defined benefit obligations that result from changes to provisions of the plans. The effects of plan amendments are recognized immediately in income when a plan is amended.
Settlements
occur when defined benefit obligations for plan participants are settled, usually through lump sum cash payments, and as a result we no longer have any obligation to provide such participants with benefit payments in the future.
Funding of Pension and Other Employee Future Benefit Plans
We fund our defined benefit pension plans in Canada and the United States in accordance with statutory requirements, and the assets in these plans are used to pay benefits to retirees and other employees. Some groups of employees are also eligible to make voluntary contributions in order to receive enhanced benefits. Our supplementary pension plan in Canada is funded, while the supplementary pension plan in the U.S. is unfunded.
Our other employee future benefit plans in Canada and the United States are either funded or unfunded. Benefit payments related to these plans are paid either through the respective plan or directly by us.
We measure the fair value of plan assets for our plans in Canada and the United States as at October 31. In addition to actuarial valuations for accounting purposes, we are required to prepare valuations for determining our minimum funding requirements for our pension arrangements in accordance with the relevant statutory framework (our “funding valuation”). An annual funding valuation is performed for our plans in Canada and the United States. The most recent funding valuation for our primary Canadian pension plan was performed as at October 31, 2020 and the most recent funding valuation for our primary U.S. pension plan was performed as at January 1, 2020.

A summary of plan information for the past three years is as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2020	2019	2018	2020	2019	2018
Defined benefit obligation	10,493	9,866	8,311	1,290	1,254	1,113
Fair value of plan assets	10,064	9,723	8,719	181	175	153
Surplus (deficit) and net defined benefit asset (liability)	(429)	(143)	408	(1,109)	(1,079)	(960)
Surplus (deficit) is comprised of:
Funded or partially funded plans	(266)	36	573	38	46	37
Unfunded plans	(163)	(179)	(165)	(1,147)	(1,125)	(997)
Surplus (deficit) and net defined benefit asset (liability)	(429)	(143)	408	(1,109)	(1,079)	(960)
Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2020	2019	2018	2020	2019	2018
Annual benefits expense
Current service cost	249	193	210	11	9	26
Net interest (income) expense on net defined benefit (asset) liability	1	(20)	(10)	32	37	45
Past service cost (income)	–	(5)	7	–	–	(277)
Administrative expenses	5	5	5	–	–	–
Remeasurement of other long-term benefits	–	–	–	10	6	(10)
Benefits expense	255	173	212	53	52	(216)
Canada and Quebec pension plan expense	87	82	76	–	–	–
Defined contribution expense	169	170	153	–	–	–
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	511	425	441	53	52	(216)
Weighted-Average Assumptions

	Pension benefit plans			Other employee future benefit plans
	2020	2019	2018	2020		2019		2018
Defined Benefit Expenses
Discount rate at beginning of year (2)(3)	3.0%	4.0%	3.5%	3.0%		4.1%		3.6%
Rate of compensation increase	2.1%	2.4%	2.4%	2.0%		2.0%		2.0%
Assumed overall health care cost trend rate	na	na	na	4.9%	(1)	4.9%	(1)	4.9%	(1)
Defined Benefit Obligation
Discount rate at end of year	2.7%	3.0%	4.0%	2.7%		3.0%		4.1%
Rate of compensation increase	2.1%	2.1%	2.4%	2.0%		2.0%		2.0%
Assumed overall health care cost trend rate	na	na	na	4.8%	(1)	4.9%	(1)	4.9%	(1)

(1)	Trending to 4.1% in 2040 and remaining at that level thereafter.
(2)	The pension benefit current service cost was calculated using a separate discount rate of 3.10%, 4.10% and 3.70% for 2020, 2019 and 2018, respectively.
(3)	The other employee future benefit plans current service cost was calculated using a separate discount rate of 3.20%, 4.20% and 3.76% for 2020, 2019 and 2018, respectively.

na – not applicable
Assumptions regarding future mortality are based on published statistics and mortality tables calibrated to plan experience, when applicable. The current life expectancies underlying the amounts of the defined benefit obligations for our primary plans are as follows:

(Years)	Canada		United States
	2020	2019	2020	2019
Life expectancy for those currently age 65
Males	23.8	23.7	21.7	21.7
Females	24.1	24.1	23.1	23.0
Life expectancy at age 65 for those currently age 45
Males	24.7	24.7	22.9	22.8
Females	25.1	25.0	24.3	24.2

Changes in the estimated financial positions of our defined benefit pension plans and other employee future benefit plans are as follows:

(Canadian $ in millions, except as noted)	Pension benefit plans		Other employee future benefit plans
	2020	2019	2020	2019
Defined benefit obligation
Defined benefit obligation at beginning of year	9,866	8,311	1,254	1,113
U.S. plan merger (1)	–	46	–	–
Current service cost	249	193	11	9
Past service (income)	–	(5)	–	–
Interest cost	286	324	37	44
Benefits paid	(516)	(456)	(48)	(53)
Employee contributions	17	17	5	5
Actuarial (gains) losses due to:
Changes in demographic assumptions	16	(9)	14	(22)
Changes in financial assumptions	484	1,345	50	161
Plan member experience	59	92	(35)	(3)
Foreign exchange and other	32	8	2	–
Defined benefit obligation at end of year	10,493	9,866	1,290	1,254
Wholly or partially funded defined benefit obligation	10,330	9,687	143	129
Unfunded defined benefit obligation	163	179	1,147	1,125
Total defined benefit obligation	10,493	9,866	1,290	1,254
Fair value of plan assets
Fair value of plan assets at beginning of year	9,723	8,719	175	153
U.S. plan merger (1)	–	43	–	–
Interest income	285	344	5	7
Return on plan assets (excluding interest income)	235	795	6	23
Employer contributions	296	256	36	40
Employee contributions	17	17	5	5
Benefits paid	(516)	(456)	(48)	(53)
Administrative expenses	(5)	(5)	–	–
Foreign exchange and other	29	10	2	–
Fair value of plan assets at end of year	10,064	9,723	181	175
( D eficit ) and net defined benefit (liability) at end of year	(429)	(143)	(1,109)	(1,079)
Recorded in:
Other assets	124	186	38	46
Other liabilities	(553)	(329)	(1,147)	(1,125)
( D eficit ) and net defined benefit (liability) at end of year	(429)	(143)	(1,109)	(1,079)
Actuarial (losses) recognized in other comprehensive income
Net actuarial gains on plan assets	235	795	6	23
Actuarial gains (losses) on defined benefit obligation due to:
Changes in demographic assumptions	(16)	9	(12)	21
Changes in financial assumptions	(484)	(1,345)	(45)	(153)
Plan member experience	(59)	(92)	38	3
Foreign exchange and other	(6)	(9)	–	–
Actuarial (losses) recognized in other comprehensive income for the year	(330)	(642)	(13)	(106)

(1)
In 2019, the benefit obligation and assets related to employees formerly included in a multi-employer plan, which was accounted for as a defined contribution plan, merged with the U.S. defined benefit pension plan. The impact of the merger was recognized as a remeasurement of the U.S. defined benefit pension plan.

Our pension and other employee future benefit plan assets are measured at fair value on a recurring basis. The fair values of plan assets held by our primary plans as at October 31 are as follows:

(Canadian $ in millions)	2020			2019
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and money market funds	208	–	208	156	6	162
Securities issued or guaranteed by:
Canadian federal government	17	54	71	1	57	58
Canadian provincial and municipal governments	308	404	712	334	368	702
U.S. federal government	393	7	400	345	–	345
Pooled funds	1,331	3,442	4,773	1,450	3,204	4,654
Derivative instruments	1	(16)	(15)	–	8	8
Corporate debt	2	1,363	1,365	–	1,354	1,354
Corporate equity	1,255	–	1,255	1,219	–	1,219
	3,515	5,254	8,769	3,505	4,997	8,502

No plan assets are directly invested in the bank’s or related parties’ securities as at October 31, 2020 and 2019. As at October 31, 2020, our primary Canadian plan indirectly held, through pooled funds, approximately $9 million ($10 million in 2019) of our common shares and fixed income securities. The plans do not hold any property we occupy or other assets we use.
The plans paid $3 million in the year ended October 31, 2020 ($3 million in 2019) to the bank and certain of our subsidiaries for investment management, record-keeping, custodial and administrative services rendered.

Sensitivity of Assumptions
Key weighted-average assumptions used in measuring the defined benefit obligations for our primary plans are outlined in the following table. The sensitivity analysis provided in the table should be used with caution, as it is hypothetical and the impact of changes in each key assumption may not be linear. The sensitivities to changes in each key variable have been calculated independently of the impact of changes in other key variables. Actual experience may result in simultaneous changes in a number of key assumptions, which would amplify or reduce certain sensitivities.

		Defined benefit obligation
(Canadian $ in millions, except as noted)		Pension benefit plans	Other employee future benefit plans
Discount rate (%)		2.7	2.7
Impact of:	1% increase ($)	(1,161)	(120)
	1% decrease ($)	1,479	148
Rate of compensation increase (%)		2.1	2.0
Impact of:	0.25% increase ($)	55	–	(1)
	0.25% decrease ($)	(54)	–	(1)
Mortality
Impact of:	1 year shorter life expectancy ($)	(202)	(32)
	1 year longer life expectancy ($)	199	32
Assumed overall health care cost trend rate (%)		na	4.8	(2)
Impact of:	1% increase ($)	na	53
	1% decrease ($)	na	(51)

(1)	The change in this assumption is immaterial.
(2)	Trending to 4.1% in 2040 and remaining at that level thereafter.
na – not applicable
Maturity Profile
The duration of the defined benefit obligation for our primary plans is as follows:

(Years)	2020	2019
Canadian pension plans	15.4	15.2
U.S. pension plans	9.9	7.9
Canadian other employee future benefit plans	14.3	14.5
Cash Flows
Cash payments we made during the year in connection with our employee future benefit plans are as follows:

(Canadian $ in millions)	Pension benefit plans			Other employee future benefit plans
	2020	2019	2018	2020	2019	2018
Contributions to defined benefit plans	251	203	154	–	–	–
Contributions to defined contribution plans	169	170	153	–	–	–
Benefits paid directly to pensioners	45	53	59	36	40	35
	465	426	366	36	40	35
Our best estimate of the contributions and benefits paid directly to pensioners we expect to make for the year ending October 31, 2021 is approximately $300 million for
 our defined benefit pension plans and $45 million
for
 our other employee future benefit plans. Benefit payments
for the year ending October 31, 2021 are estimated to be $
550
 million.